INCOME TAX EXPENSE (BENEFIT) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of detailed information about adjustments for income tax expense [Text Block]	The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 27% (2022 and 2021: 28%).

	2023	2022	2021
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	367	428	513
Withholding taxes	306	127	48
In respect of prior years	(97)	(463)	(132)
	576	92	429

Deferred tax
In respect of the current year	107	665	(547)
	107	665	(547)

Income tax expense (benefit)	683	757	(118)

Disclosure of detailed information about income tax reconciliation [Text Block]
The total charge (credit) for the year can be reconciled to the accounting profit (loss) as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000

(Loss) profit before tax	(8,939)	104,124	132,529

Income tax (benefit) expense calculated at corporate rate	(1,520)	17,701	22,530
Adjusted for:
Effect of income that is exempt from tax	(7,772)	(32,053)	(27,890)
Effect of expenses that are not deductible in determining taxable profit	9,506	15,025	6,204
Effect of different tax rates of subsidiaries operating in other jurisdictions	260	420	(878)
Overprovision of current tax in prior year	(97)	(463)	(132)
Withholding tax	306	127	48
	683	757	(118)